Legal Proceedings	12 Months Ended
Apr. 29, 2017
Legal Proceedings
21.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any.

Legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.

Except as otherwise described below with respect to the Adrea LLC (Adrea) matter, the Company has determined that a loss is reasonably possible with respect to the matters described below. Based on its current knowledge, the Company has determined that the amount of loss or range of loss that is reasonably possible, including any reasonably possible losses in excess of amounts already accrued, is not estimable. With respect to the Adrea matter, the Company has determined there will be a loss, as described below.

The following is a discussion of the material legal matters involving the Company.

PIN Pad Litigation

As previously disclosed, the Company discovered that PIN pads in certain of its stores had been tampered with to allow criminal access to card data and PIN numbers on credit and debit cards swiped through the terminals. Following public disclosure of this matter on October 24, 2012, the Company was served with four putative class action complaints (three in federal district court in the Northern District of Illinois and one in the Northern District of California), each of which alleged on behalf of national and other classes of customers who swiped credit and debit cards in Barnes & Noble Retail stores common law claims such as negligence, breach of contract and invasion of privacy, as well as statutory claims such as violations of the Fair Credit Reporting Act, state data breach notification statutes, and state unfair and deceptive practices statutes. The actions sought various forms of relief including damages, injunctive or equitable relief, multiple or punitive damages, attorneys’ fees, costs, and interest. All four cases were transferred and/or assigned to a single judge in the United States District Court for the Northern District of Illinois, and a single consolidated amended complaint was filed. The Company filed a motion to dismiss the consolidated amended complaint in its entirety, and in September 2013, the Court granted the motion to dismiss without prejudice. The Plaintiffs then filed an amended complaint, and the Company filed a second motion to dismiss. On October 3, 2016, the Court granted the second motion to dismiss, and dismissed the case without prejudice; in doing so, the Court permitted plaintiffs to file a second amended complaint by October 31, 2016. On October 31, 2016, the plaintiffs filed a second amended complaint, and on January 25, 2017, the Company filed a motion to dismiss the second amended complaint. On June 13, 2017, the Court granted the Company’s motion to dismiss with prejudice.

Cassandra Carag individually and on behalf of others similarly situated v. Barnes & Noble, Inc., Barnes & Noble Booksellers, Inc. and DOES 1 through 100 inclusive

On November 27, 2013, former Associate Store Manager Cassandra Carag (Carag) brought suit in Sacramento County Superior Court, asserting claims on behalf of herself and all other hourly (non-exempt) Barnes & Noble employees in California in the preceding four years for unpaid regular and overtime wages based on alleged off-the-clock work, penalties and pay based on missed meal and rest breaks, and for improper wage statements, payroll records, and untimely pay at separation as a result of the alleged pay errors during employment. Via the complaint, Carag seeks to recover unpaid wages and statutory penalties for all hourly Barnes & Noble employees within California from November 27, 2009 to present. On February 13, 2014, the Company filed an answer to the complaint in the state court and concurrently requested removal of the action to federal court. On May 30, 2014, the federal court granted Plaintiff’s motion to remand the case to state court and denied Plaintiff’s motion to strike portions of the answer to the complaint (referring the latter motion to the lower court for future consideration). The Court has not yet scheduled any further hearings or deadlines.

Adrea LLC v. Barnes & Noble, Inc., barnesandnoble.com llc and NOOK Media LLC

On June 14, 2013, Adrea filed a complaint against Barnes & Noble, Inc., NOOK Digital, LLC (formerly barnesandnoble.com llc) and B&N Education, LLC (formerly NOOK Media LLC) (collectively, B&N) in the United States District Court for the Southern District of New York alleging that various B&N NOOK products and related online services infringe U.S. Patent Nos. 7,298,851 (‘851 patent), 7,299,501 (‘501 patent) and 7,620,703 (‘703 patent). B&N filed its Answer on August 9, 2013, denying infringement and asserting several affirmative defenses. At the same time, B&N filed counterclaims seeking declaratory judgments of non-infringement and invalidity with respect to each of the patents-in-suit. On July 1, 2014, the Court issued a decision granting partial summary judgment in B&N’s favor, and in particular granting B&N’s motion to dismiss one of Adrea’s infringement claims, and granting B&N’s motion to limit any damages award with respect to another of Adrea’s infringement claims.

Beginning October 7, 2014, through and including October 22, 2014, the case was tried to a jury in the Southern District of New York. The jury returned its verdict on October 27, 2014. The jury found no infringement with respect to the ‘851 patent, and infringement with respect to the ‘501 and ‘703 patents. It awarded damages in the amount of $1,330. The jury further found no willful infringement with respect to any patent.

On July 24, 2015, the Court granted B&N’s post-trial application to invalidate one of the two patents (the ‘501 patent) the jury found to have been infringed. On September 28, 2015, the Court heard post-trial motions on the jury’s infringement and validity determinations, and on February 24, 2016, it issued a decision upholding the jury’s determination of infringement and validity with respect to the ‘703 patent. Since the original damages award was a total award for infringement of both patents, the Court held a new trial to determine damages for infringement of the ‘703 patent, which trial concluded on July 15, 2016.

On December 28, 2016, the Court issued its decision on the issue of damages, finding that (a) Adrea should be entitled to a damages award of $267, based on a reasonable royalty rate of 5.1 cents per unit, and (ii) Adrea was not entitled to any enhancement of damages, as B&N’s infringement was not willful. Following letter briefing, in which Adrea asked the Court to award prejudgment interest of approximately $90, the Court, following B&N’s reasoning, added $3 in prejudgment interest to its damages award, and on January 12, 2017, entered judgment in favor of Adrea in the total amount of $270. Adrea subsequently moved the Court for supplemental damages relating to any allegedly infringing products B&N may have sold that were not taken into account in the first verdict, including new devices not previously accused. In addition, Adrea asked the Clerk of the Court to tax costs against B&N in the amount of $110. B&N opposed both requests, and following briefing, the court awarded supplemental damages for sales of accused devices of approximately $13, refused to award damages or ongoing royalties for any new devices, and entered a final judgment of $282. As for the issue of costs, the Clerk awarded Adrea approximately $27. Both parties have requested review of the Clerk’s award, with B&N taking the position that no costs should have been awarded, since Adrea was not the prevailing party for purposes of a costs award, and that in any case the award was excessive. Adrea sought to recover an additional $25 in costs. The parties are awaiting the Court’s decision on the costs issue. This will be the final proceeding in this action, as neither party has filed a Notice of Appeal.

Café Manager Class Actions

Two former Café Managers have filed separate actions alleging similar claims of entitlement to unpaid compensation for overtime. In each action, the plaintiff seeks to represent a class of allegedly similarly situated employees who performed the same position (Café Manager). Specifically, Christine Hartpence filed a complaint against Barnes & Noble, Inc. (Barnes & Noble) in Philadelphia County Court of Common Pleas on May 26, 2015 (Case No.: 160503426), alleging that she is entitled to unpaid compensation for overtime under Pennsylvania law and seeking to represent a class of allegedly similarly situated employees who performed the same position (Café Manager). On July 14, 2016, Ms. Hartpence amended her complaint to assert a purported collective action for alleged unpaid overtime compensation under the federal Fair Labor Standards Act (FLSA), by which she sought to act as a class representative for similarly situated Café Managers throughout the United States. On July 27, 2016, Barnes & Noble removed the case to the U.S. District Court of the Eastern District of Pennsylvania (Case No.: 16-4034). Ms. Hartpence then voluntarily dismissed her complaint and subsequently re-filed a similar complaint in the Philadelphia County Court of Common Pleas (Case No.: 161003213), where it is currently pending. The re-filed complaint alleges only claims of unpaid overtime under Pennsylvania law and alleges class claims under Pennsylvania law that are limited to current and former Café Managers within Pennsylvania.

On September 20, 2016, Kelly Brown filed a complaint against Barnes & Noble in the U.S. District Court for the Southern District of New York (Case No.: 16-7333) in which she also alleges that she is entitled to unpaid compensation under the FLSA and Illinois law. Ms. Brown seeks to represent a national class of all similarly situated Café Managers under the FLSA, as well as an Illinois-based class under Illinois law. On November 9, 2016, Ms. Brown filed an amended complaint to add an additional plaintiff named Tiffany Stewart, who is a former Café Manager who also alleges unpaid overtime compensation in violation of New York law and seeks to represent a class of similarly situated New York-based Café Managers under New York law. Since the commencement of the action, eight former Café Managers have filed consent forms to join the action as plaintiffs. On May 2, 2017, the Court denied Plaintiffs’ Motion for Conditional Certification, without prejudice.